SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Total net sales	$ 1,296,654,938	$ 2,047,901,576	$ 1,857,689,274
Europe
SEGMENT INFORMATION
Total net sales	622,908,444	1,397,534,175	1,436,121,753
Germany
SEGMENT INFORMATION
Total net sales	428,964,360	756,574,856	447,315,689
Spain
SEGMENT INFORMATION
Total net sales	16,743,839	271,071,071	404,130,517
Italy
SEGMENT INFORMATION
Total net sales	79,532,883	262,491,774	409,560,784
Belgium
SEGMENT INFORMATION
Total net sales	6,566,457	40,716,601	87,327,868
Others
SEGMENT INFORMATION
Total net sales	91,100,905	66,679,873	87,786,895
China
SEGMENT INFORMATION
Total net sales	167,953,230	144,739,344	70,782,741
United States
SEGMENT INFORMATION
Total net sales	331,212,387	440,298,709	262,300,116
Others
SEGMENT INFORMATION
Total net sales	$ 174,580,877	$ 65,329,348	$ 88,484,664